Operating Leases	12 Months Ended
Dec. 31, 2015
Leases, Operating [Abstract]
Leases of Lessee Disclosure [Text Block]
Note 15 — Operating Leases

The Company leases its office spaces under operating leases with approximate future minimum lease payments as indicated in the table below:

Years ending December 31:
2016	$451,000
2017	463,000
2018	441,000
2019	122,000
Thereafter	—
Total future minimum lease payments	$1,477,000

For the years ended December 31, 2015 and 2014, the Company incurred rent expense of approximately  $224,000 and $515,000, respectively. For 2015, reported rent expense reflects a reduction of approximately $103,200 as a result of the amortization of the loss on the abandonment of lease, as a result of our discontinued use and following sublet of the Durham, North Carolina facility which was recorded during the year ended December 31, 2014. As of December 31, 2015, future sublease rental payments of approximately $0.5 million are expected to be received over the remaining term of the sublease.